Related Party Transactions (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Other related parties' receivables		$ 266,959
Han Yu [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		40,414
Mr. Sun Mang Yue [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		$ 226,545